SCHEDULE OF INFORMATION BY REVENUE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Revenue from External Customer [Line Items]
Revenues	$ 3,086	$ 4,216	$ 4,650	$ 2,764
Gross Profit	$ 1,114	1,522	1,990	1,194
Swim Fees [Member]
Revenue from External Customer [Line Items]
Revenues		4,209	4,646	2,764
Gross Profit		1,522	1,990	1,194
Sales of Merchandise [Member]
Revenue from External Customer [Line Items]
Revenues		7	4
Gross Profit